FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) € in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2016 EUR (€)		Dec. 31, 2015 EUR (€)		Dec. 31, 2016 USD ($)
Fair Value transfers from Level 1 to Level 2
Carrying amount of the investment securities transferred		€ 50
Fair Value Level 3
Level 3 bonds' amortization of premium/discount reported in Net interest income before provision for loan losses		17		€ 9
Changes in unrealized gains/(losses) of Level 3 trading assets still held at the reporting date		0		(1)
Changes in unrealized gains/(losses) of Level 3 derivatives still held at the reporting date		(25)		(1)
Financial Assets:
Held to maturity securities				9,596
Financial Liabilities:
Contingently convertible bond		0		2,040	[1]	$ 0
Assets
Trading assets		1,879		2,165	[1]	2,047
Derivative assets		4,482	[2]	4,073	[1],[2],[3]	4,883
Available-for-sale securities		12,455		5,958	[1]	13,569
Liabilities
Derivative liabilities		€ 5,171	[2]	4,808	[1],[2],[3]	$ 5,634
Interest Rate Swaps | Discounted Cash Flows | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)		0.933
FX Pair Correlation		0.933
Interest Rate Swaps | Discounted Cash Flows | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)		0.126
FX Pair Correlation		(0.5)
Interest Rate Swaps | Discounted Cash Flows | Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ (1)		€ 1
Interest Rate Swaps | Discounted Cash Flows | Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr) | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)				0.9
Interest Rate Swaps | Discounted Cash Flows | Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr) | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Constant Maturity Swap correlation between different tenors (eg 2yr 10 yr)				0.6779
Interest Rate Swaps | Discounted Cash Flows | FX Pair Correlation
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ 4		€ 3
Interest Rate Swaps | Discounted Cash Flows | FX Pair Correlation | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
FX Pair Correlation				0.9464
Interest Rate Swaps | Discounted Cash Flows | FX Pair Correlation | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
FX Pair Correlation				(0.5)
Interest Rate Swaps | Discounted Cash Flows - Internal Model (for CVA/DVA) | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread		1,000
Interest Rate Swaps | Discounted Cash Flows - Internal Model (for CVA/DVA) | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread		1,000
Interest Rate Swaps | Discounted Cash Flows - Internal Model (for CVA/DVA) | Credit Spread
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ 6		€ 7
Interest Rate Swaps | Discounted Cash Flows - Internal Model (for CVA/DVA) | Credit Spread | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread				1,000
Interest Rate Swaps | Discounted Cash Flows - Internal Model (for CVA/DVA) | Credit Spread | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread				1,000
Other Derivatives | Discounted Cash Flows - Internal Model (for CVA/DVA) | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread		70
Other Derivatives | Discounted Cash Flows - Internal Model (for CVA/DVA) | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread		70
Other Derivatives | Discounted Cash Flows - Internal Model (for CVA/DVA) | Credit Spread
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ (13)		€ (4)
Other Derivatives | Discounted Cash Flows - Internal Model (for CVA/DVA) | Credit Spread | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread				505
Other Derivatives | Discounted Cash Flows - Internal Model (for CVA/DVA) | Credit Spread | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread				322
Other Derivatives | Monte Carlo | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Volatility of stock price		0.39
Other Derivatives | Monte Carlo | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Volatility of stock price		0.39
Other Derivatives | Monte Carlo | Volatility of stock price
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ 16
Fair Value Inputs Level 1 Member
Financial Assets:
Interest bearing deposits with banks		1,628		€ 1,852
Held to maturity securities				70
Loans at amortized cost, net of allowance		0		0
Financial Liabilities:
Deposits at amortized cost		26,757		25,655
Long-term debt at amortized cost		0		0
Assets
Trading assets		299		156	[4]
Debt securities issued by other governments and public sector entities		259		119	[4]
Debt securities issued by foreign financial institutions		0		0	[4]
Corporate debt securities issued by Greek companies		0		0	[4]
Equity securities issued by Greek companies		13		6	[4]
Equity securities issued by foreign companies		1		0	[4]
Mutual fund units		8		8	[4]
Greek treasury bills		0		0	[4]
Foreign treasury bills		18		23	[4]
Derivative assets		11		1	[4]
Available-for-sale securities		1,039		892	[4]
Greek government bonds		0		0	[4]
Debt securities issued by other governments and public sector entities		688		543	[4]
Debt securities issued by companies incorporated in Greece		0		0	[4]
Debt securities issued by companies incorporated outside Greece		0		0	[4]
Equity securities issued by companies incorporated in Greece		56		57	[4]
Equity securities issued by companies incorporated outside Greece		7		8	[4]
Mutual Fund units		288		284	[4]
Foreign treasury bills		0		0	[4]
Greek treasury bills		0		0	[4]
Other assets		173		205	[4]
Total Assets		1,522		1,254	[4]
Liabilities
Deposits at fair value		0	[5]	0	[4],[6]
Derivative liabilities		5		1	[4]
Long-term debt at fair value	[4],[7]			0
Total Liabilities		5		1	[4]
Fair Value Inputs Level 1 Member | Discontinued Operations
Assets
Trading assets		0		25
Debt securities issued by other governments and public sector entities		0		21
Debt securities issued by foreign financial institutions		0		0
Corporate debt securities issued by foreign companies		0		0
Mutual fund units				4
Derivative assets				0
Available-for-sale securities		14		1,635
Debt securities issued by other governments and public sector entities		0		1,624
Debt securities issued by companies incorporated outside Greece		0		0
Equity securities issued by companies incorporated outside Greece		0		0
Mutual Fund units		3		3
Foreign treasury bills		11		8
Net Loans				0
Total Assets		14		1,660
Liabilities
Derivative liabilities		0		0
Total Liabilities		0		0
Fair Value Inputs Level 2 Member
Financial Assets:
Interest bearing deposits with banks		569		532
Held to maturity securities				9,509
Loans at amortized cost, net of allowance		0		0
Financial Liabilities:
Deposits at amortized cost		26,223		39,209
Long-term debt at amortized cost		987		749
Assets
Trading assets		1,572		1,996	[4]
Debt securities issued by other governments and public sector entities		10		32	[4]
Debt securities issued by foreign financial institutions		0		0	[4]
Corporate debt securities issued by Greek companies		23		38	[4]
Equity securities issued by Greek companies		0		0	[4]
Equity securities issued by foreign companies		0		6	[4]
Mutual fund units		0		0	[4]
Greek treasury bills		1,492		1,858	[4]
Foreign treasury bills		47		62	[4]
Derivative assets		4,437		4,061	[4]
Available-for-sale securities		11,074		4,753	[4]
Greek government bonds		771		561	[4]
Debt securities issued by other governments and public sector entities		9,149		3,160	[4]
Debt securities issued by companies incorporated in Greece		171		139	[4]
Debt securities issued by companies incorporated outside Greece		207		190	[4]
Equity securities issued by companies incorporated in Greece		1		3	[4]
Equity securities issued by companies incorporated outside Greece		16		9	[4]
Mutual Fund units		0		0	[4]
Foreign treasury bills		243		221	[4]
Greek treasury bills		516		470	[4]
Other assets		117		102	[4]
Total Assets		17,200		10,912	[4]
Liabilities
Deposits at fair value		527	[5]	2	[4],[6]
Derivative liabilities		5,142		4,801	[4]
Long-term debt at fair value	[4],[7]			826
Total Liabilities		5,669		5,629	[4]
Fair Value Inputs Level 2 Member | Discontinued Operations
Assets
Trading assets		563		321
Debt securities issued by other governments and public sector entities		299		238
Debt securities issued by foreign financial institutions		239		62
Corporate debt securities issued by foreign companies		25		21
Mutual fund units				0
Derivative assets				1,727
Available-for-sale securities		314		255
Debt securities issued by other governments and public sector entities		303		228
Debt securities issued by companies incorporated outside Greece		9		20
Equity securities issued by companies incorporated outside Greece		2		7
Mutual Fund units		0		0
Foreign treasury bills		0		0
Net Loans				0
Total Assets		877		2,303
Liabilities
Derivative liabilities		2		768
Total Liabilities		2		768
Fair Value Inputs Level 3 Member
Financial Assets:
Interest bearing deposits with banks		0		0
Held to maturity securities				17
Loans at amortized cost, net of allowance		38,533		39,378
Financial Liabilities:
Deposits at amortized cost		0		0
Long-term debt at amortized cost		0		0
Assets
Trading assets		8		13	[4]
Debt securities issued by other governments and public sector entities		0		0	[4]
Debt securities issued by foreign financial institutions		8		13	[4]
Corporate debt securities issued by Greek companies		0		0	[4]
Equity securities issued by Greek companies		0		0	[4]
Equity securities issued by foreign companies		0		0	[4]
Mutual fund units		0		0	[4]
Greek treasury bills		0		0	[4]
Foreign treasury bills		0		0	[4]
Derivative assets		34		11	[4]
Available-for-sale securities		342		313	[4]
Greek government bonds		300		271	[4]
Debt securities issued by other governments and public sector entities		14		0	[4]
Debt securities issued by companies incorporated in Greece		19		0	[4]
Debt securities issued by companies incorporated outside Greece		9		19	[4]
Equity securities issued by companies incorporated in Greece		0		0	[4]
Equity securities issued by companies incorporated outside Greece		0		23	[4]
Mutual Fund units		0		0	[4]
Foreign treasury bills		0		0	[4]
Greek treasury bills		0		0	[4]
Other assets		0		0	[4]
Total Assets		384		337	[4]
Liabilities
Deposits at fair value		0	[5]	0	[4],[6]
Derivative liabilities		24		6	[4]
Long-term debt at fair value	[4],[7]			0
Total Liabilities		24		6	[4]
Fair Value Inputs Level 3 Member | Discontinued Operations
Assets
Trading assets		0		0
Debt securities issued by other governments and public sector entities		0		0
Debt securities issued by foreign financial institutions		0		0
Corporate debt securities issued by foreign companies		0		0
Mutual fund units				0
Derivative assets				0
Available-for-sale securities		6		54
Debt securities issued by other governments and public sector entities		0		0
Debt securities issued by companies incorporated outside Greece		4		5
Equity securities issued by companies incorporated outside Greece		2		49
Mutual Fund units		0
Foreign treasury bills		0		0
Net Loans				18
Total Assets		6		72
Liabilities
Derivative liabilities		0		0
Total Liabilities		0		0
Estimate Of Fair Value Fair Value Disclosure [Member]
Financial Assets:
Held to maturity securities				9,596
Assets
Trading assets		1,879		2,165	[4]
Debt securities issued by other governments and public sector entities		269		151	[4]
Debt securities issued by foreign financial institutions		8		13	[4]
Corporate debt securities issued by Greek companies		23		38	[4]
Equity securities issued by Greek companies		13		6	[4]
Equity securities issued by foreign companies		1		6	[4]
Mutual fund units		8		8	[4]
Greek treasury bills		1,492		1,858	[4]
Foreign treasury bills		65		85	[4]
Derivative assets		4,482		4,073	[4]
Available-for-sale securities		12,455		5,958	[4]
Greek government bonds		1,071		832	[4]
Debt securities issued by other governments and public sector entities		9,851		3,703	[4]
Debt securities issued by companies incorporated in Greece		190		139	[4]
Debt securities issued by companies incorporated outside Greece		216		209	[4]
Equity securities issued by companies incorporated in Greece		57		60	[4]
Equity securities issued by companies incorporated outside Greece		23		40	[4]
Mutual Fund units		288		284	[4]
Foreign treasury bills		243		221	[4]
Greek treasury bills		516		470	[4]
Other assets		290		307	[4]
Total Assets		19,106		12,503	[4]
Liabilities
Deposits at fair value		527	[5]	2	[4],[6]
Derivative liabilities		5,171		4,808	[4]
Long-term debt at fair value	[4],[7]			826
Total Liabilities		5,698		5,636	[4]
Estimate Of Fair Value Fair Value Disclosure [Member] | Discontinued Operations
Assets
Trading assets		563		346
Debt securities issued by other governments and public sector entities		299		259
Debt securities issued by foreign financial institutions		239		62
Corporate debt securities issued by foreign companies		25		21
Mutual fund units				4
Derivative assets				1,727
Available-for-sale securities		334		1,944
Debt securities issued by other governments and public sector entities		303		1,852
Debt securities issued by companies incorporated outside Greece		13		25
Equity securities issued by companies incorporated outside Greece		4		56
Mutual Fund units		3		3
Foreign treasury bills		11		8
Net Loans				18
Total Assets		897		4,035
Liabilities
Derivative liabilities		2		768
Total Liabilities		2		768
Carrying Reported Amount Fair Value Disclosure [Member]
Financial Assets:
Interest bearing deposits with banks		2,202		2,387
Held to maturity securities				9,292
Loans at amortized cost, net of allowance		39,399		40,921
Financial Liabilities:
Deposits at amortized cost		52,924		64,886
Long-term debt at amortized cost		985		749
Estimate Of Fair Value Fair Value Disclosure [Member]
Financial Assets:
Interest bearing deposits with banks		2,197		2,384
Loans at amortized cost, net of allowance		38,533		39,378
Financial Liabilities:
Deposits at amortized cost		52,980		64,864
Long-term debt at amortized cost		987		749
Trading debt securities issued by foreign financial institutions | Price Based
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ 8		€ 13
Trading debt securities issued by foreign financial institutions | Price Based | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Price		101.24		100.87
Trading debt securities issued by foreign financial institutions | Price Based | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Price		101.24		23.51
Available for sale Greek Government bonds | Discounted Cash Flows
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ 300		€ 271
Available for sale Greek Government bonds | Discounted Cash Flows | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread over 30 years (bps)		610		556
Available for sale Greek Government bonds | Discounted Cash Flows | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread over 30 years (bps)		610		556
Available for sale Corporate debt securities issued by companies incorporated in Greece | Discounted Cash Flows
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ 19
Available for sale Corporate debt securities issued by companies incorporated in Greece | Discounted Cash Flows | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread		607
Available for sale Corporate debt securities issued by companies incorporated in Greece | Discounted Cash Flows | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread		450
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece | Price Based
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ 9		€ 19
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece | Price Based | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Price				100.37
Credit Spread		93.76
Available-for-sale Corporate debt securities issued by companies incorporated outside Greece | Price Based | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Price				93.76
Credit Spread		93.76
Equity securities issued by companies incorporated outside Greece | Agreed Buyout Consideration
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date				€ 31
Equity securities issued by companies incorporated outside Greece | Agreed Buyout Consideration | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Share Of Proceeds Calculation				n/a
Equity securities issued by companies incorporated outside Greece | Agreed Buyout Consideration | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Share Of Proceeds Calculation				n/a
Debt securities issued by other governments and public sector entities | Discounted Cash Flows
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Fair value of assets as of the balance sheet date		€ 14
Debt securities issued by other governments and public sector entities | Discounted Cash Flows | High
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread		789
Debt securities issued by other governments and public sector entities | Discounted Cash Flows | Low
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Credit Spread		789
Trading Assets
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		€ 13		€ 15
Gain/(losses) included in earnings		(1)		(1)
Gain/(losses) included in OCI		0		0
Purchases		0		0
Sales		(4)		0
Settlements		0		(1)
Transfer into level 3		0		0
Transfer out of level 3		0		0
Balance at end of year		8		13
Debt securities issued by foreign financial institutions
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		13		15
Gain/(losses) included in earnings		(1)		(1)
Gain/(losses) included in OCI		0		0
Purchases		0		0
Sales		(4)		0
Settlements		0		(1)
Transfer into level 3		0		0
Transfer out of level 3		0		0
Balance at end of year		8		13
Net Derivatives
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		5		23
Gain/(losses) included in earnings		(21)		(10)
Gain/(losses) included in OCI		0		0
Purchases		19		1
Sales		0		0
Settlements		(1)		2
Transfer into level 3		(16)		11
Transfer out of level 3		24		(22)
Balance at end of year		10		5
Available-for-sale securities
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		313		255
Gain/(losses) included in earnings		43		(8)
Gain/(losses) included in OCI		(11)		44
Purchases		19		0
Sales		(36)		0
Settlements		0		(1)
Transfer into level 3		14		23
Transfer out of level 3		0		0
Balance at end of year		342		313
Greek government bonds
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		271		236
Gain/(losses) included in earnings		17		(9)
Gain/(losses) included in OCI		12		44
Purchases		0		0
Sales		0		0
Settlements		0		0
Transfer into level 3		0		0
Transfer out of level 3		0		0
Balance at end of year		300		271
Debt securities issued by companies incorporated in Greece
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		0		1
Gain/(losses) included in earnings		0		0
Gain/(losses) included in OCI		0		0
Purchases		19		0
Sales		0		0
Settlements		0		(1)
Transfer into level 3		0		0
Transfer out of level 3		0		0
Balance at end of year		19		0
Debt securities issued by companies incorporated outside Greece
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		19		18
Gain/(losses) included in earnings		0		1
Gain/(losses) included in OCI		0		0
Purchases		0		0
Sales		(10)		0
Settlements		0		0
Transfer into level 3		0		0
Transfer out of level 3		0		0
Balance at end of year		9		19
Other Assets
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		0		11
Gain/(losses) included in earnings				0
Gain/(losses) included in OCI				0
Purchases				0
Sales				0
Settlements				(11)
Transfer into level 3				0
Transfer out of level 3				0
Balance at end of year				0
Debt securities issued by other government and public sector entities
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Gain/(losses) included in earnings	[8]	0
Gain/(losses) included in OCI	[8]	0
Purchases	[8]	0
Sales	[8]	0
Settlements	[8]	0
Transfer into level 3	[8]	14
Transfer out of level 3	[8]	0
Balance at end of year	[8]	14
Equity securities issued by companies incorporated outside Greece
Fair Value Reconciliation Of Level Iii Financial Instruments [Line Items]
Balance at beginning of year		23		0
Gain/(losses) included in earnings		26		0
Gain/(losses) included in OCI		(23)		0
Purchases		0		0
Sales		(26)		0
Settlements		0		0
Transfer into level 3		0		23
Transfer out of level 3		0		0
Balance at end of year		€ 0		€ 23

[1]	Please see Note 43 for information regarding the restatement
[2]	Includes both long and short derivative positions.
[3]	Please see Note 43 for information regarding the restatement.
[4]	Information relating to restatement is disclosed in Note 43.
[5]	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).
[6]	Amounts represent items, which contain an embedded derivative and the Group has elected to account for at fair value through the profit and loss under the provisions of ASC 815 “Derivatives and Hedging” instead of separating the embedded derivative, and items that the Group has elected the Fair Value Option under ASC 825 “Financial Instruments (see Note 20).
[7]	Amounts represent items for which the Group has elected the Fair Value Option under ASC 825 “Financial Instruments” (see Note 24).
[8]	Debt securities issued by other governments and public sector entities transfer into level 3, include a specific debt security which following the tainting of the held-to-maturity portfolio during April 2016 (see Note 11 – Investment Securities) was reclassified to available-for-sale portfolio.